Statement of Cash Flows (USD $)	3 Months Ended		52 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Cash flows from operating activities:
Net Income (Loss)	$ (26,712)	$ (24,082)	$ (379,817)
Adjustments to reconcile net loss to net cash:
Share-based payment			12,329
Contributed services	12,000	12,000	208,000
Contributed rent	2,311	2,311	40,076
Inventory		(2,950)	(7,384)
Accounts payable	6,182	6,349	34,468
Accrued interest related party	3,419	2,202	27,771
Net cash used in operating activities	(2,800)	(4,170)	(64,557)
Cash flows from financing activities:
Proceeds from issuance of related party notes	6,000	5,000	66,948
Proceeds from issuance of common stock, net of issuance costs			1,000
Net cash provided by financing activities	6,000	5,000	67,948
Net change in cash and cash equivalents	3,200	830	3,391
Cash and cash equivalents	191	519
Cash and cash equivalents	$ 3,391	$ 1,349	$ 3,391
Non-cash financing activities:
Shares issued as payment for related party accounts payable			5,118
Shares issued for property			3,211